July 29, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Armada Funds
    File No. 33-488


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-1170.


Very truly yours,

Terry Thompson
Secretary

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.   Name and address of issuer:  Armada Funds
     Oaks, Pennsylvania   19456

2.   Name of each series or class of funds for which this notice is filed:

     Money Market Fund
     Government Fund
     Treasury Fund
     Tax Exempt Fund
     Equity Growth Fund
     Fixed Income Fund
     Ohio Tax Exempt Fund
     Equity Income Fund
     Mid Cap Regional Fund
     Enhanced Income Fund
     Total Return Advantage Fund
     Intermediate Government Fund
     GNMA Fund
     Pennsylvania Tax Exempt Fund
     Pennsylvania Municipal Fund

3.   Investment Company Act File Number: 811-4416

     Securities Act File Number: 33-488
4.   Last day of fiscal year for which this notice is filed: May 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

9. Number and aggregate sale price of securities sold during the fiscal year:

     Number:      12,510,315,658
     Sale Price: $13,091,352,880

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number:       12,490,018,440
     Sale Price:  $13,033,958,329

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Number:       20,297,218
     Sale Price:  $57,394,551

12.  Calculation of registration fee:

     (i)Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $ 13,033,958,329

     (ii)Aggregate price of shares issued in connection
     with dividend reinvestment plans (from Item 11,
     if applicable):                                        +     57,394,551

     (iii)Aggregate price of shares redeemed or repurchased
     during the fiscal year (if applicable):                - 12,126,839,264

     (iv)Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing fees
     pursuant to rule 24e-2 (if applicable):                +         0

     (v)Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2
     [line (i), plus line (ii), less line (iii), plus
     line (iv)] (if applicable):                            $    964,513,616

     (vi)Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law or
     regulation:                                             \       3300

     (vii)Fee due [line (i) or line (v) multiplied by
     line (vi)]:                                            $    292,276.85

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ x ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   July 25, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      \s\W. Bruce McConnel, III
         W. Bruce McConnel, III
         Secretary

Date:    July 28, 1997



                                 Law Offices
                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3496
                          Telephone: (215) 988-2700
                             Fax: (215) 988-2757



July 29, 1997


Armada Funds
Oaks, Pennsylvania 19456

Re:  Rule 24f-2 Notice for Armada Funds
     (Registration No. 33-488)

Ladies and Gentlemen:

We have acted as counsel for Armada Funds, a Massachusetts business trust (the "Trust"), in connection with the registration of shares of beneficial interest in the Money Market Fund, the Government Fund, the Tax Exempt Fund, the Treasury Fund, the Fixed Income Fund, the Enhanced Income Fund, the Total Return Advantage Fund, the Equity Fund, the Equity Income Fund, the Mid Cap Regional Fund, the GNMA Fund, the Intermediate Government Fund, the Pennsylvania Municipal Fund, the Pennsylvania Tax Exempt Fund and the Ohio Tax Exempt Fund, under the Securities Act of 1933, as amended. During the Trust's fiscal year ended May 31, 1997 (the "Fiscal Year"), all of said shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest in each of these Funds, without par value. During the Trust's Fiscal Year, no shares of beneficial interest in its National Tax Exempt Fund, Real Return Advantage Fund, Core Equity Fund, Equity Index Fund, International Equity Fund and Small Cap Growth Fund were sold in reliance upon the registration under the Securities Act of 1933.

In giving the opinion stated below, we have reviewed the Trust's Declaration of Trust, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have deemed appropriate. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Trust.

On the basis of the foregoing, we are of the opinion that the aforementioned shares of beneficial interest of the Money Market, Government, Tax Exempt, Treasury, Fixed Income, Enhanced Income, Total Return Advantage, Equity, Equity Income, Mid Cap Regional, Pennsylvania Municipal, Pennsylvania Tax Exempt, GNMA, Intermediate Government and Ohio Tax Exempt Funds of the Trust registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Trust's prospectuses, legally issued, fully paid and non-assessable by the Trust.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Amended Declaration of Trust of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract, order or other undertaking issued by or on behalf of the Trust or its trustees, and in the stationery used by the Trust. The Amended Declaration of Trust provides for indemnification out of the assets of the particular class of shares owned by a shareholder for all loss and expense of that shareholder should he or she be held personally liable solely by reason of his or her being or having been such a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant class of shares would be unable to meet its obligations.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.

Very truly yours,


/s/Drinker Biddle & Reath LLP
DRINKER BIDDLE & REATH LLP

WBM:AJO